EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders Equity Note [Abstract]
EQUITY
NOTE 10. EQUITY

The Company has authorized and issued an aggregate of 100,000,000 shares of common stock, par value $0.001 per share. The Company has authorized and issued an aggregate of 15,000,000 shares of preferred stock, par value $0.001 per share, 14,999,000 shares of which have been designated Series B Convertible Preferred Stock. As of December 31, 2015, there were 21,134,744 shares of the Company’s common stock issued and 20,741,572 outstanding and 14,999,000 shares of the Company’s Series B Convertible Preferred Stock were issued and outstanding.

Common Stock

The holders of our common stock are entitled to one vote per share. Our Certificate of Incorporation does not provide for cumulative voting. The holders of our common stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds pari passu with the holders of our Series B Convertible Preferred Stock, on an as-converted to common stock basis.

Upon liquidation, dissolution or winding-up of the Company the holders of the common stock and the holders of the Series B Convertible Preferred Stock, based on the number of shares of the Company’s common stock into which the Series B Convertible Preferred Stock is convertible, are entitled to share ratably in all assets of the Company which are legally available for distribution, after payment of or provision for all actual and potential liabilities and the liquidation preference of any outstanding preferred stock bearing such a preference, of which currently there are none. The holders of the common stock have no preemptive, subscription, redemption or conversion rights.

Series B Convertible Preferred Stock

Holders of the Series B Convertible Preferred Stock are entitled at any time to convert their shares of Series B Convertible Preferred Stock into an equal number of shares of the Company’s common stock, subject to adjustment in the event of a stock dividend, subdivision or combination of the Company’s common stock. Upon liquidation, dissolution or winding-up of the Company, the holders of our common stock and the holders of the Series B Convertible Preferred Stock, based on the number of shares of the Company’s common stock into which the Series B Convertible Preferred Stock is convertible, are entitled to share ratably in all assets of the Company which are legally available for distribution, after payment of or provision for all actual and potential liabilities and the liquidation preference of any outstanding preferred stock bearing such a preference, of which currently there are none. In the event of any liquidation, dissolution or winding up of the Company, the assets legally available for distribution will be distributed ratably among the holders of the Series B Convertible Preferred Stock and the common stock, based on the number of shares of the Company’s common stock into which the Series B Convertible Preferred Stock is convertible. The holders of our Series B Convertible Preferred Stock are entitled to receive ratably such dividends, if any, as may be declared by the Board of Directors out of legally available funds, pari passu on an as-converted to common stock basis with the amount of such dividends to be distributed to the holders of our common stock immediately prior to the declaration of such dividend or distribution. The shares of Class B Convertible Preferred Stock will vote together with the Company’s common stock on all matters where stockholders are entitled to vote. The holders of shares of Series B Convertible Preferred Stock are entitled to cast an aggregate of 80.0% of the total votes that may be cast with respect to any such matter, including the election of all directors.